________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND
________________________________________________________________________________


                      a series of the FSP Investment Trust





                               Semi-Annual Report
                                   (Unaudited)



                For the period beginning April 17, 2002 (date of
                  initial public investment) to August 31, 2002



                               INVESTMENT ADVISOR
                         Franklin Street Advisors, Inc.
                                1450 Raleigh Road
                                    Suite 300
                        Chapel Hill, North Carolina 27517


                        FRANKLIN STREET CORE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Franklin Street Core Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                        Franklin Street Core Equity Fund

             Semi-annual Report for the Period Ended August 31, 2002

                                October 29, 2002

The investment objective of the Franklin Street Core Equity Fund ("Fund") is to provide high total returns over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of companies deemed to have above average growth prospects that are available at reasonable prices.

After nearly a decade of sustained economic growth and corresponding gains in stock prices, stocks have been mired in one of the longest and most severe bear markets of the past century. Despite the events of last September 11th and the likely escalation in military action in the Middle East, the economy has slowly recovered since the 2001 recession. Consumer spending has exceeded expectations, however, business spending continues to be weak. Consequently, financial markets have remained on edge. Stock prices are barely above their July lows and Treasury bond yields are at their lowest levels in decades.

The cumulative total return of the Fund's Institutional and Investor Class Shares declined 17.60% and 17.70%, respectively, from their inception on April 17, 2002 through August 31, 2002.1 The broad market experienced a similar decline. The Standard & Poor's 500 Index, which is an unmanaged index dominated by large capitalization stocks, fell 18.16% over the same period. The downturn was broad-based: roughly four of every five stocks in the S&P 500 declined over this period. Stocks in the technology, communications and utility sectors led the decline. (Baseline Financial Services Inc., September 2002) While we reduced the portfolio's exposure to these sectors, the Fund's performance was, nevertheless, adversely impacted. The Fund's results were positively influenced by its investments in stocks of financial, energy and consumer staples companies.

As of August 31, 2002, the Fund's net assets were approximately $13,791,953. As of that same date, the Fund's portfolio was 91.7% invested in common and preferred stocks with the remainder of the Fund invested in cash equivalents. The Fund's diversity among economic sectors as of August 31, 2002 was as follows^2:

Basic Materials                                  4.0%
-----------------------------------------------------
Industrials                                     10.2%
-----------------------------------------------------
Consumer Discretionary                          13.4%
-----------------------------------------------------
Consumer Staples                                 8.0%
-----------------------------------------------------
Energy                                          10.1%
-----------------------------------------------------
Finance                                         20.5%
-----------------------------------------------------
Healthcare                                      13.6%
-----------------------------------------------------
Information Technology                           9.2%
-----------------------------------------------------
Communication Services                           0.9%
-----------------------------------------------------
Utilities                                        2.2%
-----------------------------------------------------

The Fund's five largest equity positions as of August 31, 2002 were^2:

Wachovia Corp.                                   3.4%
-----------------------------------------------------
Caremark Rx Inc.                                 3.1%
-----------------------------------------------------
Elect. Data Sys. 7.625% Conv. Pfd.               2.9%
-----------------------------------------------------
Cardinal Health, Inc.                            2.9%
-----------------------------------------------------
Bank of America Corp.                            2.8%
-----------------------------------------------------

There are a number of important issues shaping the investment outlook. The war on terrorism and the potential for a U.S.-led invasion of Iraq will continue to overhang the equity markets until it appears that a resolution is in sight. The era of a U.S. budget surplus is over and prospects for further tax cuts have diminished. Global growth and pricing power remain relatively weak.

While these uncertainties cloud the near-term outlook, there are also positive factors. Inflation and interest rates are low, which will eventually stimulate growth. Productivity is high and should remain so. The bear market in stocks has lasted for more than 2 1/2 years and valuations have fallen to more attractive levels. In our view, stock prices have likely seen their lows and we believe investors will look back on this period as a fertile one for long-term commitments to common stocks.

Thank you for your continued confidence and your investment in the Franklin Street Core Equity Fund.

Franklin Street Advisors Inc.


^1Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

^2The Fund's portfolio is subject to change. Percentages are based on market values of the investments as of August 31, 2002 as a percentage of net assets on that date.


________________________________________________________________________________

Statements in this Semi-annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________


                                                  FRANKLIN STREET CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 88.78%

      Auto & Trucks - 1.12%
           Ford Motor Company ......................................................                  13,100              $  153,663
                                                                                                                          ----------
      Brewery - 2.60%
           Anheuser-Busch Companies, Inc. ..........................................                   6,750                 358,830
                                                                                                                          ----------
      Building Materials - 2.10%
           Masco Corporation .......................................................                  12,000                 289,920
                                                                                                                          ----------
      Chemicals - 2.47%
           OM Group Inc. ...........................................................                   6,450                 340,109
                                                                                                                          ----------
      Computer Software & Services - 1.63%
        (a)Microsoft Corporation ...................................................                   4,575                 224,724
                                                                                                                          ----------
      Computers - 1.33%
           International Business Machines Corporation .............................                   2,425                 182,796
                                                                                                                          ----------
      Electrical Equipment - 1.85%
           Honeywell International Inc. ............................................                   8,500                 254,575
                                                                                                                          ----------
      Electronics - 4.01%
           General Electric Company ................................................                  11,500                 346,725
           Pitney Bowes Inc. .......................................................                   5,700                 206,625
                                                                                                                          ----------
                                                                                                                             553,350
                                                                                                                          ----------
      Electronics - Semiconductor - 2.28%
           Intel Corporation .......................................................                   8,175                 136,277
           Texas Instruments Incorporated ..........................................                   9,050                 177,742
                                                                                                                          ----------
                                                                                                                             314,019
                                                                                                                          ----------
      Financial - Banks, Commercial - 11.23%
           Bank of America Corporation .............................................                   5,600                 392,112
           BB&T Corporation ........................................................                  10,050                 382,403
           Wachovia Corporation ....................................................                  12,600                 464,310
           Washington Mutual, Inc. .................................................                   8,200                 310,042
                                                                                                                          ----------
                                                                                                                           1,548,867
                                                                                                                          ----------
      Financial Services - 4.05%
           Citigroup Inc. ..........................................................                   3,966                 129,886
           Eaton Vance Corporation .................................................                   5,100                 146,727
           MBNA Corporation ........................................................                  13,950                 281,790
                                                                                                                          ----------
                                                                                                                             558,403
                                                                                                                          ----------
      Food - Wholesale - 2.84%
           Kraft Foods Inc. ........................................................                   9,850                 391,735
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                  FRANKLIN STREET CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Forest Products & Paper - 2.53%
           Kimberly-Clark Corporation ....................................................                5,825           $  348,568
                                                                                                                          ----------
      Insurance - Brokerage - 2.73%
           Old Republic International Corporation ........................................               11,650              376,178
                                                                                                                          ----------
      Insurance - Life & Health - 2.38%
           Jefferson-Pilot Corporation ...................................................                6,500              273,650
           MetLife, Inc. .................................................................                2,050               55,186
                                                                                                                          ----------
                                                                                                                             328,836
                                                                                                                          ----------
      Insurance - Property & Casualty - 0.05%
        (a)Travelers Property Casualty Corporation - Class A .............................                  143                2,241
        (a)Travelers Property Casualty Corporation - Class B .............................                  293                4,772
                                                                                                                          ----------
                                                                                                                               7,013
                                                                                                                          ----------
      Machine - Diversified - 1.05%
        (a)Applied Materials, Inc. .......................................................               10,800              144,288
                                                                                                                          ----------
      Manufacturing - Miscellaneous - 1.95%
           Tyco International Ltd. .......................................................               17,150              269,084
                                                                                                                          ----------
      Medical - 5.39%
           Abbott Laboratories ...........................................................                8,000              320,240
        (a)Caremark Rx, Inc. .............................................................               26,150              423,630
                                                                                                                          ----------
                                                                                                                             743,870
                                                                                                                          ----------
      Metals - Diversified - 1.49%
           Alcoa Inc. ....................................................................                8,200              205,738
                                                                                                                          ----------
       Oil & Gas - Domestic - 1.00%
           ChevronTexaco Corporation .....................................................                1,800              137,934
                                                                                                                          ----------
       Oil & Gas - Equipment & Services - 3.40%
           GlobalSantaFe Corporation .....................................................                8,048              177,056
        (a)Noble Corporation .............................................................                9,400              291,400
                                                                                                                          ----------
                                                                                                                             468,456
                                                                                                                          ----------
      Oil & Gas - Exploration - 1.64%
           Apache Corporation ............................................................                4,100              225,746
                                                                                                                          ----------
      Oil & Gas - International - 4.04%
           EOG Resources, Inc. ...........................................................                6,000              209,040
           Exxon Mobil Corporation .......................................................                3,900              138,255
           Phillips Petroleum Company ....................................................                4,000              210,320
                                                                                                                          ----------
                                                                                                                             557,615
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                  FRANKLIN STREET CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 8.08%
           Cardinal Health, Inc ..................................................                    6,100               $  394,609
        (a)Forest Laboratories, Inc. .............................................                    5,350                  390,550
        (a)Pharmaceutical Resources, Inc. ........................................                   12,600                  329,490
                                                                                                                          ----------
                                                                                                                           1,114,649
                                                                                                                          ----------
      Publishing - Newspaper - 2.37%
           Gannett Co., Inc. .....................................................                    4,300                  326,585
                                                                                                                          ----------
      Retail - Apparel - 2.81%
           The TJX Companies, Inc. ...............................................                   19,600                  387,688
                                                                                                                          ----------
      Retail - Department - 2.05%
           Wal-Mart Stores, Inc. .................................................                    5,300                  283,285
                                                                                                                          ----------
      Retail - General - 0.74%
        (a)Best Buy Co., Inc. ....................................................                    4,825                  102,290
                                                                                                                          ----------
      Retail - Specialty - 2.12%
           The Home Depot, Inc. ..................................................                    8,900                  293,077
                                                                                                                          ----------
      Telecommunications - 0.85%
           ALLTEL Corporation ....................................................                    2,800                  117,768
                                                                                                                          ----------
      Transportation - Rail - 2.37%
           Union Pacific Corporation .............................................                    5,400                  326,970
                                                                                                                          ----------
      Utilities - Electric - 2.23%
           Dominion Resources, Inc. ..............................................                    4,900                  307,279
                                                                                                                          ----------

           Total Common Stocks (Cost $13,481,730) .........................................................               12,243,908
                                                                                                                          ----------
PREFERRED STOCKS - 2.89%

      Computers - 2.89%
           Electronic Data Systems ...............................................                   10,000                  398,400
                                                                                                                          ----------

           Total Preferred Stocks (Cost $360,236) .........................................................                  398,400
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                  FRANKLIN STREET CORE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.38%

      AIM - Liquid Assets Portfolio .............................................                 647,158               $   647,158
      AIM - Treasury Portfolio ..................................................                 647,157                   647,157
                                                                                                                        -----------
           Total Investment Companies (Cost $1,294,315) .........................                                         1,294,315
                                                                                                                        -----------
Total Value of Investments (Cost $15,136,281 (b)) ...............................                  101.05 %             $13,936,623
Liabilities in Excess of Other Assets ...........................................                   (1.05)%                (144,670)
                                                                                                   ------               -----------
      Net Assets ................................................................                  100.00 %             $13,791,953
                                                                                                   ======               ===========



      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $    127,059
           Unrealized depreciation ......................................................................                (1,326,717)
                                                                                                                       ------------

                      Net unrealized depreciation .......................................................              $ (1,199,658)
                                                                                                                       ============
























See accompanying notes to financial statements



                                                  FRANKLIN STREET CORE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $15,136,281) ........................................................                $ 13,936,623
      Cash ............................................................................................                      24,510
      Income receivable ...............................................................................                      17,794
      Receivable for fund shares sold .................................................................                      45,254
      Other assets ....................................................................................                       5,968
      Due from advisor (note 2) .......................................................................                       1,244
                                                                                                                       ------------
           Total assets ...............................................................................                  14,031,393
                                                                                                                       ------------
LIABILITIES
      Accrued expenses ................................................................................                       1,410
      Payable for investment purchases ................................................................                     238,030
                                                                                                                       ------------
           Total liabilities ..........................................................................                     239,440
                                                                                                                       ------------
NET ASSETS ............................................................................................                $ 13,791,953
                                                                                                                       ============
NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 15,570,360
      Undistributed net investment income .............................................................                      21,666
      Accumulated net realized loss on investments ....................................................                    (600,415)
      Net unrealized depreciation on investments ......................................................                  (1,199,658)
                                                                                                                       ------------
                                                                                                                       $ 13,791,953
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($13,783,719 / 1,672,037 shares) ...........................................................                $       8.24
                                                                                                                       ============
INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($8,234 / 1,000 shares) ....................................................................                $       8.23
                                                                                                                       ============


















See accompanying notes to financial statements

                                                  FRANKLIN STREET CORE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                          Period from April 17, 2002 (date of initial public investment) to August 31, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................              $        59
           Dividends .....................................................................................                   74,509
                                                                                                                        -----------
               Total income ..............................................................................                   74,568
                                                                                                                        -----------
      Expenses
           Investment advisory fees (note 2) .............................................................                   35,069
           Fund administration fees (note 2) .............................................................                    4,384
           Distribution and service fees - Investor Class Shares (note 3) ................................                        8
           Custody fees ..................................................................................                    1,813
           Registration and filing administration fees (note 2) ..........................................                      821
           Fund accounting fees (note 2) .................................................................                   13,300
           Audit fees ....................................................................................                    5,217
           Legal fees ....................................................................................                    7,451
           Securities pricing fees .......................................................................                      982
           Shareholder servicing fees ....................................................................                      351
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    4,519
           Shareholder servicing expenses ................................................................                    1,677
           Registration and filing expenses ..............................................................                    4,472
           Printing expenses .............................................................................                    2,422
           Trustee fees and meeting expenses .............................................................                    1,491
           Other operating expenses ......................................................................                    1,863
                                                                                                                        -----------
               Total expenses ............................................................................                   94,840
                                                                                                                        -----------
               Less:
                    Expense reimbursements (note 2) ......................................................                   (7,257)
                    Investment advisory fees waived (note 2) .............................................                  (34,681)
                                                                                                                        -----------
               Net expenses ..............................................................................                   52,902
                                                                                                                        -----------
                    Net investment income ................................................................                   21,666
                                                                                                                        -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (600,415)
      Decrease in unrealized appreciation on investments .................................................               (1,199,658)
                                                                                                                        -----------
           Net realized and unrealized loss on investments ...............................................               (1,800,073)
                                                                                                                        -----------
               Net decrease in net assets resulting from operations ......................................              $(1,778,407)
                                                                                                                        ===========


See accompanying notes to financial statements

                                                  FRANKLIN STREET CORE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Period ended
                                                                                                                        August 31,
                                                                                                                         2002 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income ............................................................................            $     21,666
         Net realized loss from investment transactions ...................................................                (600,415)
         Decrease in unrealized appreciation on investments ...............................................              (1,199,658)
                                                                                                                       ------------
              Net decrease in net assets resulting from operations ........................................              (1,778,407)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............................              15,570,360
                                                                                                                       ------------

                     Total increase in net assets .........................................................              13,791,953

NET ASSETS
     Beginning of period ..................................................................................                       0
                                                                                                                       -------------

     End of period   (including undistributed net investment income of $21,666 in 2002)....................            $  13,791,953
                                                                                                                       =============


(a) For the period beginning April 17, 2002 (date of initial public investment) to August 31, 2002.

(b) A summary of capital share activity follows:

                                                                                                ------------------------------------
                                                                                                                    Period ended
                                                                                                                 August 31, 2002 (a)
                                                                                                    Shares              Value
                                                                                                ------------------------------------

------------------------------------------------------------------------------
                   INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------
Shares sold ..................................................................                      1,696,213          $ 15,788,294
Shares issued for reinvestment of distributions ..............................                              0                     0
Shares redeemed ..............................................................                        (24,176)             (227,934)
                                                                                                  -----------          ------------
     Net increase ............................................................                      1,672,037          $ 15,560,360
                                                                                                  ===========          ============
------------------------------------------------------------------------------
                     INVESTOR CLASS SHARES
------------------------------------------------------------------------------
Shares sold ..................................................................                          1,000          $     10,000
Shares issued for reinvestment of distributions ..............................                              0                     0
Shares redeemed ..............................................................                              0                     0
                                                                                                 ------------          ------------
     Net increase ............................................................                          1,000          $     10,000
------------------------------------------------------------------------------                   ============          ============
                         FUND SUMMARY
------------------------------------------------------------------------------
Shares sold ..................................................................                      1,697,213          $ 15,798,294
Shares issued for reinvestment of distributions ..............................                              0                     0
Shares redeemed ..............................................................                        (24,176)             (227,934)
                                                                                                 ------------          ------------
     Net increase ............................................................                      1,673,037          $ 15,570,360
                                                                                                 ============          ============






See accompanying notes to financial statements


                                                  FRANKLIN STREET CORE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)




                                                                                              Institutional             Investor
                                                                                              Class Shares            Class Shares
                                                                                              ------------            ------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended          Period ended
                                                                                                August 31,            August 31,
                                                                                                 2002 (a)              2002 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................................       $     10.00          $     10.00

      Loss from investment operations
           Net investment income .......................................................              0.01                 0.01
           Net realized and unrealized loss on investments .............................             (1.77)               (1.78)
                                                                                               -----------          -----------

               Total from investment operations ........................................             (1.76)               (1.77)
                                                                                               -----------          -----------
Net asset value, end of period .........................................................       $      8.24          $      8.23
                                                                                               ===========          ===========

Total return ...........................................................................            (17.60)%(b)          (17.70)%(b)
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period ........................................................       $13,783,719          $     8,234
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............................              2.68 %(c)            2.90 %(c)
           After expense reimbursements and waived fees ................................              1.50 %(c)            1.75 %(c)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...............................             (0.57)%(c)           (0.76)%(c)
           After expense reimbursements and waived fees ................................              0.61 %(c)            0.39 %(c)

      Portfolio turnover rate ..........................................................             37.82 %              37.82 %

(a)   For the period beginning April 17, 2002 (date of initial public investment) to August 31, 2002.

(b)   Not annualized.

(c)   Annualized.










See accompanying notes to financial statements

                        FRANKLIN STREET CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Franklin Street Core Equity Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the FSP Investment Trust (the "Trust"). The Trust was organized on December 21, 2001 as a Delaware Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on the date of initial public investment of April 17, 2002. The investment objective of the Fund is to seek to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund pursues its investment objective by investing primarily in a broad, diversified range of common stocks in companies deemed prospects for above average earnings growth and whose shares are available at reasonable prices. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock. The Fund's shares are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                        FRANKLIN STREET CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2002
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Franklin Street Advisors, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 1.75% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $34,681 ($0.03 per share) and reimbursed $7,257 of the operating expenses incurred by the Fund for the period ended August 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.



                                                                     (Continued)

                        FRANKLIN STREET CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2002
                                   (Unaudited)



         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $8 of such expenses for the period ended August 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $17,386,314 and $2,943,932, respectively, for the period ended August 31, 2002.

________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND
________________________________________________________________________________



                      a series of the FSP Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.